Debt (Tables)	9 Months Ended
Mar. 31, 2013
Summary of Estimated Debt and Interest Payment Obligations

The following table summarizes our estimated debt and interest payment obligations as of March 31, 2013 (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Debt payment obligations	$1,250	$5,000	$6,875	$39,375	$10,000	$15,000	$77,500
Interest payments on debt payment obligations	472	1,859	1,723	1,043	532	125	5,754

Total	$1,722	$6,859	$8,598	$40,418	$10,532	$15,125	$83,254